Forward Warrant Agreement - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 01, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.01	$ 0.01		$ 0.01
Forward Warrant Agreement [Member] | Rigetti Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities	$ 200,000	$ 200,000
Derivative asset	1,500,000	1,500,000
Forward Warrant Agreement [Member] | Rigetti Holdings Inc [Member] | Rigetti [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities			$ 230,000		$ 400,000
Proceeds from Issuance of Warrants			$ 10,000,000
Exercise price of warrants			$ 0.0001
Forward Warrant Agreement [Member] | Rigetti Holdings Inc [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid			$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable			500,000
Forward Warrant Agreement [Member] | Rigetti Holdings Inc [Member] | Rigetti [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid			$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable			500,000
Forward Warrant Agreement [Member] | Ampere
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable				500,000
Forward Warrant Agreement [Member] | Ampere | Rigetti [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants		$ 10,000,000
Stock issued during period number of warrants issued		1,000,000
Exercise price of warrants	$ 0.0001	$ 0.0001
Forward Warrant Agreement [Member] | Ampere | Rigetti [Member] | Share-based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000		$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000	500,000
Forward Warrant Agreement [Member] | Ampere | Rigetti [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Business combination consideration to be paid	$ 5,000,000
Share based compensation arrangement share based payment award options vested and exercisable	500,000	500,000